Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

April 30, 2013

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Variable Insurance Trust (the “Trust”)

(File Nos. 333-37115 and 811-08399)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the Administrative Class Prospectus, the Institutional Class Prospectus and the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 66, which was filed on April 26, 2013, and (ii) the text of Post-Effective Amendment No. 66 was filed electronically on April 26, 2013.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

cc:	J. Stephen King, Jr.

Dino Capasso Ryan Leshaw

Brendan C. Fox